Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 5,908,288	$ 8,976,643	$ 5,919,452
General and administrative	5,898,775	6,505,721	5,941,169
Total operating expenses	11,807,063	15,482,364	11,860,621
Operating loss	(11,807,063)	(15,482,364)	(11,860,621)
Other income (expense), net	(219,812)	10,045	(17,323)
Interest expense	(119,920)	(95,211)	(48,100)
Interest on related party loans	(25,233)	(5,655)	(20,034)
Loss on extinguishment of convertible notes		(922,495)
Net loss	(12,172,029)	(16,495,680)	(11,946,078)
Other comprehensive loss:
Defined pension plan adjustments	(107,280)	100,948	(132,358)
Comprehensive loss	$ (12,279,309)	$ (16,394,732)	$ (12,078,436)
Basic net loss per common share (in Dollars per share)	$ (0.32)	$ (0.84)	$ (1)
Diluted net loss per common share (in Dollars per share)	$ (0.32)	$ (0.84)	$ (1)
Weighted average common shares used in computing basic net loss per common share (in Shares)	38,176,020	19,682,643	11,901,636
Weighted average common shares used in computing diluted net loss per common share (in Shares)	38,176,020	19,682,643	11,901,636